Basic and Diluted Earnings Per Share Information (Details) - Schedule of Basic and Diluted Earnings Per Share - ZAR (R) R / shares in Units, R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Basic and Diluted Earnings Per Share Information [Abstract]
Profit attributable to ordinary shareholder of Karooooo (ZAR ’000)	R 738,191	R 597,153	R 449,953
Weighted average number of ordinary shares issued	30,948,470	30,951,106	29,528,020
Basic earnings per share (ZAR)	R 23.85	R 19.29	R 15.24